CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
Fixed income from real estate rent	$ 15,273	$ 13,938	$ 13,711
Costs and expenses:
Cost of real estate operations	2,958	2,777	2,199
Real estate depreciation and amortization	3,925	3,813	3,369
General and administrative	1,849	$ 2,167	$ 1,870
Other operating costs	2,352
Total costs and expenses	$ 11,084	$ 8,757	$ 7,438
Gain on sale of operating properties		2,709
Operating income	$ 4,189	7,890	$ 6,273
Other income	429	394	384
Financial expenses, net	(1,807)	(1,151)	(1,343)
Income before taxes on income	2,811	7,133	5,314
Taxes on income	(1,609)	(1,502)	(1,518)
Equity share in losses of associates, net	(31)	(186)	(172)
Net income	1,171	5,445	3,624
Net income attributable to non-controlling interest	2,239	2,106	2,159
Net income (loss) attributable to Optibase Ltd.	$ (1,068)	$ 3,339	$ 1,465
Net earnings per share:
Basic and diluted net earnings (loss) per share	$ (0.21)	$ 0.65	$ 0.38
Weighted average number of shares used in computing basic net earnings per share:	5,133,024	5,126,616	3,822,032
Weighted average number of shares used in computing diluted net earnings per share:	5,133,024	5,131,072	3,825,610